1933 Act File No. 33-44737
                                         1940 Act File No. 811-6511

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   34                      X

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   X

    Amendment No.   35                                     X

                REGIONS MORGAN KEEGAN SELECT FUNDS
        (Exact Name of Registrant as Specified in Charter)

                       5800 Corporate Drive
                Pittsburgh, Pennsylvania 15237-7010
             (Address of Principal Executive Offices)

                          (412) 288-1900
                  (Registrant's Telephone Number)

                    John W. McGonigle, Esquire
                     Federated Investors Tower
                        1001 Liberty Avenue
                Pittsburgh, Pennsylvania 15222-3779
              (Name and Address of Agent for Service)
         (notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

_   immediately upon filing pursuant to paragraph (b)
_X  on January 31, 2004 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a) (i)
___ on ________________ pursuant to paragraph (a) (i)
_   75 days after filing pursuant to paragraph (a)(ii)
__  on ________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037




1
Regions Morgan Keegan Select Funds
Intermediate Tax Exempt Bond Fund

---------------------------------------------------------------
Preliminary Prospectus Dated January 31, 2004
---------------------------------------------------------------

Subject to Completion

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The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
---------------------------------------------------------------


 |_|  Regions Morgan Keegan Select Intermediate Tax Exempt
   Bond Fund

Class A Shares
Class C Shares
Class I Shares


Table of Contents
Risk/Return Profile                      2
What are the Fund's Fees and             3
Expenses?
Main Risks of Investing in the Fund      4
Principal Strategies                     5
Securities Descriptions                  5
How to Buy Shares                        7
How to Exchange Shares                   9
How to Redeem Shares                     9
Distribution of Fund Shares             11
Account and Share Information           11
Regions Morgan Keegan Select
Funds Information                       12
Regions Morgan Keegan Select
Funds Personnel                         13
Financial Highlights                    13

Shares of the Regions Morgan Keegan Select Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange
Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


Prospectus

Risk/Return Profile
The Regions Morgan Keegan Select Funds (Funds) offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to those investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. Morgan Asset Management, Inc. (Adviser), an indirect, wholly-owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds.

This prospectus offers Class A Shares, Class C Shares and Class I Shares of Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund (Fund), a portfolio of the Funds. The Funds' other portfolios are offered in a separate prospectus.


Intermediate Tax Exempt Bond Fund
Goal. The Fund's investment objective is to provide current income that's exempt from federal regular income tax.

Strategy. The Fund invests its assets primarily in a highly diversified portfolio of tax exempt bonds with maturities between three and 10 years. The Fund will invest its assets so that normally distributions will be exempt from the federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.


Main Risks of the Fund
Interest Rate Risks. Prices of tax exempt securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of tax exempt securities with longer durations.

Credit Risks. Issuers of tax exempt securities may default on the payment of interest or principal when due.

Call Risks. Issuers of tax exempt securities may redeem the securities prior to maturity at a price below their current market value.

Other risk factors associated with an investment in the Fund include Fixed Income Securities Risks, Sector Risks,
Liquidity Risks and Tax Risks.



What are the Fund's Fees and Expenses?

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Class A, Class C and Class I Shares of the Fund.

Shareholder Fees                                Class   Clas   Class
                                                A       C      I
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on          2.00%   None   None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or        None    1.00   None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                 None    None   None
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount       None    None   None
redeemed, if applicable)
Exchange Fee                                    None    None   None

Annual Fund Operating Expenses (Before
Waiver)1
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee2                                 0.50%   0.50    0.50%
Distribution (12b-1) Fee3                       None    0.75    None
Shareholder Services Fee                        0.25%   0.25    None
Other Expenses                                  0.38%   0.38    0.38%
Total Annual Fund Operating Expenses            1.13%   1.88    0.88%
Total Contractual Waiver of Fund Expenses       0.00%   0.15    0.00%
Total Annual Fund Operating Expenses (after     1.13%   1.73    0.88%
contractual waiver)

1 Although not contractually obligated to do so, the Adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2004.
  Total Waiver of Fund Expenses                 0.50%   0.50    0.50%
  Total Actual Annual Fund Operating Expenses   0.63%   1.23    0.38%
  (after waiver)

2 The Adviser expects to waive the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee the Fund expects to pay (after the voluntary waiver) is 0.00% for the fiscal year ending November 30, 2004.

3 Pursuant to the distribution (12b-1) fee contract, the distributor will waive a portion of the distribution (12b-1) fee. The distribution (12b-1) fee paid by the Fund's Class C Shares (after the contractual waiver) will be 0.60% for the fiscal year ending November 30, 2004.


---------------------------------------------------------------

Example
The following Example is intended to help you compare the cost of investing in the Fund's Class A, C, and I Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund's
Class A, C, and I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, C, and I
Shares operating expenses are after the contractual waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                       1      3        5       10
                       Year    Years   Years    Years
Class A:
------------------------------------------------------
Expenses assuming      $313     $552    $810   $1,547
redemption
------------------------------------------------------
Expenses assuming      $313     $552    $810   $1,547
no redemption
------------------------------------------------------
Class C:
------------------------------------------------------
Expenses assuming      $276     $545    $939   $2,041
redemption
------------------------------------------------------
Expenses assuming      $176     $545    $939   $2,041
no redemption
------------------------------------------------------
Class I :
------------------------------------------------------
Expenses assuming       $90     $281    $488   $1,084
redemption
------------------------------------------------------
Expenses assuming       $90     $281    $488   $1,084
no redemption
------------------------------------------------------

---------------------------------------------------------------
Main Risks of Investing in the Fund
General Risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Loss of money is a risk of investing in any fund.

Fixed Income Securities Risks. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in the Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

      If interest rates decline, an issuer may repay a debt security held by the Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, the Fund may have a lower yield.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

      Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
      Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

      Many fixed income securities receive credit ratings from services such as Standard & Poor's (S&P) and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

      Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

      Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Sector Risks. The Fund may invest in tax exempt fixed income securities supported only by the revenues of a project in a particular industry, such as health care or energy. When a Fund emphasizes its investments in securities of issuers in a particular sector or industry, the Fund's performance is closely tied to events in that industry.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

      These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Tax Risks. Tax risk is the risk that future legislative or court decisions may materially affect the ability of the Fund to pay tax exempt dividends.

Principal Strategies
The Fund invests its assets so that normally distributions will be exempt from the federal regular income tax. Interest from the Fund's investments may be subject to the federal AMT for individuals and corporations.

A primary consideration of the Fund will be to invest a large portion of the assets in securities of issuers located within the footprint of Regions Financial Corp. -- North Carolina,
South Carolina, Georgia, Florida, Tennessee, Alabama,
Louisiana, Arkansas, Texas and Virginia.

Key factors in the security selection process include regional economic trends and demographic patterns, national economic trends, interest rate momentum, and yield spreads. The Fund generally will invest a large portion of its assets in direct General Obligation Bonds consistent with the Adviser's economic forecast. Revenue bonds will be used to add additional yield, particularly in periods of economic growth. While investing in these tax exempt securities, the Adviser will conduct a thorough credit analysis of the issuer and will compare current yield spreads to historical norms.

The average maturity of the Fund's debt securities generally will be in the range of three to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened and its allocation in revenue bonds increased.

Consistent with the Fund's primary investment goal of producing current income, the Fund will focus on investment grade, intermediate-term, fixed income securities.

Because the Fund refers to tax exempt fixed income securities in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax and alternative minimum tax. This policy may not be changed without shareholder approval.

Securities Descriptions
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

      Generally, investors in fixed income securities are creditors of the issuer. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

      A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer is entitled to redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

      The following describes the types of fixed income securities in which the Fund may invest:

      Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

      Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

      The following describes the types of tax exempt securities in which the Fund may invest:

      General Obligation Bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

      Special Revenue Bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

      Private Activity Bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to AMT. The Fund may invest in bonds subject to AMT.


Delayed Delivery Transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, the Fund may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause the Fund to temporarily fail to meet its goal and forego greater investment returns for the safety of principal.

Investment Ratings for Investment Grade Securities. The
      Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, S&P assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

How to Buy Shares
What Do Shares Cost? You can purchase, redeem, or exchange
Shares any day the New York Stock Exchange (NYSE) is open.
Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed.

When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined net asset value (NAV) plus any applicable front-end sales charge. NAV is determined at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open.

To open an account with the Fund, the minimum initial investment for Fund Shares is $1,000. The minimum subsequent investment amount is $50. If you are an officer, director, employee or retired employee of Regions Financial Corp. or any of its affiliates, or if you establish a $50 monthly minimum addition to your account through the Fund's Systematic Investment Program (SIP), or if you open an IRA account, the minimum initial investment is $250. However, you can add to your existing Funds account through the Fund's SIP for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund's discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transaction.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time or purchase may be valued at amortized cost.


Sales Charge When You Purchase
Class A Shares. Class A Shares are sold at NAV, plus a front end sales charge as listed below:

---------------------------------------
                         Sales Charge
                           as a % of
 Amount of Transaction     Offering
                             Price
---------------------------------------
---------------------------------------
Less than $50,000            2.00%
---------------------------------------
---------------------------------------
$50,000 but less than        1.75%
$100,000
---------------------------------------
---------------------------------------
$100,000 but less than       1.50%
$250,000
---------------------------------------
---------------------------------------
$250,000 but less than       1.00%
$500,000
---------------------------------------
---------------------------------------
$500,000 but less than       0.75%
$1 million
---------------------------------------
---------------------------------------
$1 million or more(1)         NAV
---------------------------------------
1 A contingent deferred sales charge (CDSC) of 1.00% may
apply.  See "Sales Charge When You Redeem."
---------------------------------------------------------------


The front end sales charge of Class A Shares may be eliminated or reduced at purchase if:

o Shares are purchased through financial intermediaries that do not receive sales charge dealer concessions;

o a shareowner has redeemed Shares from another broker dealer and invests the same amount or greater in the Funds provided that the purchaser paid a sales charge in connection with the purchase or redeeming of the Shares and further provided that the purchase of Shares is within 30 days of redemption;

o you are a Trust customer purchasing through Regions Morgan
Keegan Trust;

o Shares are purchased through "wrap accounts", asset allocation programs, or similar programs, under which clients pay a fee for services;

o Shares are purchased through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA,
401(k));

o you sign a letter of intent to purchase a specific dollar amount of additional Shares within 13 months; or oyou are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, and your spouse and dependent children.

Class C Shares. You will not be charged a front end sales charge when purchasing these Shares; however a CDSC may apply. See "Sales Charge When You Redeem."


Class I Shares. You will not be charged any sales charge when purchasing or redeeming these Shares, nor will you pay any distribution (12b-1) fees.

Dealer Concessions: The Fund may pay a dealer up to 100% of any sales charge imposed, which may be paid in the form of an advance. The dealer may be advanced a portion of the CDSC at the time of purchase or upon payment arrangements made between the dealer and the Distributor. Such payments may be in the form of cash or promotional incentives.

How Do I Purchase Shares? You may purchase Class A Shares, Class C Shares and Class I Shares through your local Morgan Keegan Company, Inc. (Morgan Keegan) office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may purchase Shares of the Fund through their local Trust Administrator or by phoning 1-800-433-2829.

You may purchase Shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase Shares of the Fund through a program of services offered or administered by a Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund's prospectus. Certain features of the Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Fund by 3:00 p.m. (Central Time) to get that day's NAV. For settlement of an order for the Fund, payment must be received within one business day of receipt of the order. The Fund reserves the right to reject any purchase request. It is the responsibility of the Trust Administrator, Morgan Keegan, any Authorized Dealer or other service provider that has entered into an agreement with the Fund, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Fund. Orders placed through one of these entities are considered received when the Fund is notified of the purchase or redemption order. However, you are not the owner of Fund Shares (and therefore will not receive dividends) until payment for the Shares is received.


By Systematic Investment Program
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

How to Exchange Shares
Exchange Privilege. You may exchange Shares of the Fund into shares of the same class of another Regions Morgan Keegan Select Fund at NAV by calling or writing to Regions Bank, Morgan Keegan or an Authorized Dealer, as appropriate. To do this, you must:

omeet any minimum initial investment requirements; and

oreceive a prospectus for the Fund into which you wish to exchange.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

The date of original purchase of exchanged shares (Class A or Class C Shares) will be used for purposes of calculating the CDSC imposed upon redemption of exchanged-for-shares.

The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund, in its discretion, may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

Shareholders contemplating exchanges into the Fund should consult their tax advisers since the tax advantages of the Fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

By Telephone: Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for Shares to be exchanged that day. Orders for exchanges received after 3:00 p.m. (Central Time) on any business day will be executed at the close of the next business day.

Your telephone instructions may be recorded. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if they change telephone transaction privileges.

How to Redeem Shares
You may redeem your Fund Shares by several methods. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.


Sales Charge When You Redeem
Class A Shares (Purchase amount of $1 million or greater).

A CDSC of 1.00% of the redemption amount applies to Class A
Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

Class C Shares.

You will pay a 1.00% CDSC if you redeem Shares within 12 months of the purchase date.


You will not be charged a CDSC when redeeming Class C Shares:

o if you are a Trust customer redeeming through Regions Morgan
Keegan Trust;

o if Shares are purchased through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA,
401(k));

o on the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;

o on Shares acquired through reinvestment of dividends and capital gains;

o if your redemption is a required distribution and you are over the age of 701/2 from an individual retirement account or other retirement plan;

o upon the death or disability of the last surviving shareholder(s) of the account;
oif the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o when redeeming and directing the proceeds for purchase of Shares of a portfolio of Morgan Keegan Select Funds. It is the responsibility of the shareholder to inform the broker of his/her intentions to exercise this option at the time of the redemption and purchase.

o on Shares purchased through "wrap accounts", asset allocation programs, or similar programs, under which clients pay a fee for services.

To keep the sales charge as low as possible, the Fund will sell your shares in the following order:

o Shares that are not subject to a CDSC; and

o Shares held the longest.

Then, the CDSC is based on the NAV at the time you purchased or redeemed those Shares, whichever is lower.

Systematic Withdrawal Program. You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class
A Shares subject to a sales charge while redeeming Shares using this program.

Telephone Instructions. To place a redemption order, Trust customers of Regions Bank should telephone their local Trust Administrator. All others should contact their local Morgan Keegan office or Authorized Dealer. Shareholders who purchased shares through an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

Mail Instructions. To redeem Shares by mail, written requests must be received in proper form and can be made through the Trust Department, Morgan Keegan or any Authorized Dealer. The redemption request should include the shareholder's name, Fund name and class of Shares, account number and the Share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the Fund. Shareholders are encouraged to telephone the Trust Department, or Morgan Keegan for assistance in redeeming by mail.

Redemption requests for the Funds must be received by 3:00 p.m. (Central Time) in order for Shares to be redeemed at that day's NAV.


Conditions for Redemptions
Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

owhen you want a redemption to be sent to an address other than the one you have on record with the Fund;

owhen you want the redemption payable to someone other than the shareholder of record; or

owhen your redemption is to be sent to an address of record that was changed within the last 90 days.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

However, payment may be delayed up to seven days:

o to allow your purchase payment to clear;

o during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

Distribution of Fund Shares
Federated Securities Corp., a subsidiary of Federated Investors, Inc., (Federated) is the principal distributor for Shares of the Fund and a number of other investment companies. The Distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund Shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon shares owned by their clients or customers. These services include general marketing services, distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Fund's Shares.


Rule 12b-1 Plan (Class C Shares only).
The Fund has adopted a Rule 12b-1 Plan on behalf of the Class C Shares of the Fund. The 12b-1 fee paid is 0.75% of the average daily net assets of Class C Shares. The Distributor has contractually agreed to waive the 12b-1 fee to 0.60% for the year ending January 31, 2005.

The Distributor and financial intermediaries are paid a 12b-1 fee for the sale, distribution and customer servicing of Class C Shares of the Fund. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

Account and Share Information
Will I be Charged a Fee for Redemption? Depending on when you redeem your Class A (for purchases of $1 million or greater) and Class C Shares, you may be charged a contingent deferred sales charge by the Fund for redeeming your Shares. See "How to Buy Shares" -- "Sales Charge When You Redeem."

You may also be charged a transaction fee if you redeem Fund Shares through an Authorized Dealer or service provider (other than Morgan Keegan or the Regions Banks). Consult your Authorized Dealer or service provider for more information, including applicable fees.

Confirmation and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

You may request photocopies of historical confirmations from prior years. The Fund may charge a fee for this service.

Dividends and Capital Gains. Dividends, if any, are declared and paid monthly to shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually, if applicable. Your dividends and capital gains distributions will be automatically reinvested in additional
Shares, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, the Fund may redeem
Shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount.

Before Shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional Shares to meet the minimum.
Share Certificates. The Fund does not issue share certificates.


Tax Information
Federal Income Tax. The Fund sends a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Regions Morgan Keegan Select Funds Information
Management of the Funds. The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Morgan Asset Management, Inc., an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 417 North 20th Street, 12th Floor, Birmingham, Alabama, 35203.

Adviser Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time at its sole discretion.

Adviser's Background. Founded in 1986, the Adviser is an indirect, wholly owned subsidiary of Regions Financial Corp., a bank holding company organized under the laws of the State of Delaware. As of December 31, 2002, Regions Financial Corp. was one of the 25 largest bank holding companies in the United States. Morgan Keegan and Company, which is an affiliate of the Adviser, is the Funds' transfer agent and receives a fee for services. Regions Bank and Retirement Plan Services of America, a subsidiary of Federated, each receive a sub-transfer agent fee for sub-accounting services they provide to certain retirement plan accounts. This fee ($10.00 per participant account, per year) is either equal to or less than the fees the Fund would pay its transfer agent for these accounts if sub-accounting had not been performed.

The Adviser also serves as investment adviser to the other portfolios of the Funds and to Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of four portfolios. The Adviser has, as of September 30, 2003, more than $3.9 billion in total assets under management.

Regions Morgan Keegan Select Funds Personnel
Carter E.         President and Chief      Responsible for
Anthony, CFA      Investment Officer       the comprehensive
                  Morgan Asset             investment policy
                  Management               for Morgan Asset
                                           Management.
                                           Experience: Thirty
                                           years in
                                           management and
                                           research of fixed
                                           income and equity
                                           investments for
                                           insurance company
                                           and trust assets.
                                           Education: B.S.,
                                           Economics,
                                           University of
                                           Alabama, 1967;
                                           B.A., Accounting,
                                           University of West
                                           Florida; 1972;
                                           M.B.A. University
                                           of Alabama at
                                           Birmingham, 1977;
                                           M.S. Ed.,
                                           Counseling, 1980;
                                           Graduate of the
                                           School of Mortgage
                                           Banking,
                                           Northwestern
                                           University, 1975;
                                           Fellow, Life
                                           Management
                                           Institute-Investments,
                                           1977; Chartered
                                           Financial Analyst,
                                           1984.

John B. Norris, V Senior Fund              Responsible for
                  Manager and Senior       the day-to-day
                  Fixed Income             management of the
                  Strategist,              money market and
                  Economist                fixed income
                  Morgan Asset             funds. Directs the
                  Management               long-term fixed
                                           income strategy.
                                           Also, reports and
                                           writes all of the
                                           company's economic
                                           finding.
                                           Experience: Eleven
                                           years in the
                                           management and
                                           research of money
                                           market and fixed
                                           income
                                           investments.
                                           Education: B.A.
                                           History, Wake
                                           Forest University,
                                           1990; M.B.A.
                                           University of
                                           Baltimore, 1994;
                                           Member of the
                                           Institute of
                                           Certified
                                           Investment
                                           Management.

Financial Information

Financial Highlights
The Fund's fiscal year end is November 30. As this is the Fund's first fiscal year, financial information is not yet available.


Regions Morgan Keegan Select Funds
A Statement of Additional Information (SAI) dated January XX, 2004, includes additional information about the Fund and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-433-2829.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Regions Morgan Keegan Select Funds
417 North 20th Street
12th Floor
P.O. Box 10247 (Zip code: 35202)
Birmingham, Alabama 35203
1-800-433-2829

Federated Securities Corp.,
Distributor
29635 (11/03)


Privacy Policy Notice
The Regions Morgan Keegan Select Funds, their distributor (Federated Securities Corp.) and their agents (referred to as "the Funds", "we" or "us") recognize that consumers (referred to as "you" or "your") expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds' policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

INFORMATION THE FUNDS COLLECT

The Funds collect nonpublic personal information about you from the following sources:

o We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds' website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

o We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

o We may obtain other personal information from you in connection with providing you a financial product or service.
Examples of this information include depository, debit or credit account numbers.

INFORMATION SHARING POLICY

The Funds may share the nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

o We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

o We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

o We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker-dealer or other financial intermediary through whom you purchased the Funds' products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer's account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds' use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

INFORMATION SECURITY

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers' privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways.
We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

Each of the following sections explains an aspect of the Funds' commitment to protecting your personal information and respecting your privacy.


            This page is not part of the prospectus


Regions Morgan Keegan Select
  Intermediate Tax Exempt Bond
  Fund Class A Shares
Regions Morgan Keegan Select
  Intermediate Tax Exempt Bond
  Fund Class C Shares
Regions Morgan Keegan Select
  Intermediate Tax Exempt Bond
  Fund Class I Shares

Federated Securities Corp., Distributor

29635 (11/03)

TRU160





PART C.  OTHER INFORMATION.

Item 23.   Exhibits
           (a)  (i)       Conformed copy of Restatement
                          and Amendment No. 9 to the
                          Declaration of Trust of the
                          Registrant; (17)
                (ii)      Conformed copy of Amendment
                          No. 10 to the Amended and
                          Restated Declaration of Trust
                          of the Registrant; (19)
                (iii)     Conformed copy of Amendment
                          No. 11 to the Amended and
                          Restated Declaration of Trust
                          of the Registrant; (19)
                (iv)      Conformed copy of Amendment
                          No. 12 to the Amended and
                          Restated Declaration of Trust
                          of the Registrant; (19)
                (v)       Conformed copy of Amendment
                          No. 13 to the Amended and
                          Restated Declaration of Trust
                          of the Registrant; (23)
           (b)  (i)       Copy of By-Laws of the
                          Registrant; (1)
                (ii)      Copy of Amendment Nos. 1 through
                          4 to the By-Laws of the
                          Registrant; (13)
                (iii)     Copy of Amendment No. 5 to the
                          By-Laws of the Registrant; (22)
           (c)            Copy of Specimen Certificate
                          for Shares of Beneficial
                          Interest of the Registrant; (4)
           (d)  (i)       Conformed copy of Investment
                          Advisory Contract of the
                          Registrant; (23)
                (ii)      Conformed copy of Exhibit A to
                          the Investment Advisory
                          Contract of the Registrant;
                          (23)
           (e)  (i)       Conformed copy of
                          Distributor's Contract of the
                          Registrant, including
                          conformed copies of Exhibits
                          A, B, and C; (7)
                (ii)      Conformed Copy of Exhibit D to
                          the Distributor's Contract of
                          the Registrant; (11)
                (iii)     Conformed copies of Exhibits E
                          and F to the Distributor's
                          Contract of the Registrant;
                          (13)
                (iv)      Conformed copy of Exhibit G to
                          the Distributor's Contract of
                          the Registrant; (15)
                (v)       Conformed copy of Exhibit H to
                          the Distributor's Contract of
                          the Registrant; (17)
                (vi)      Conformed copies of Exhibits I
                          and J to the Distributor's
                          Contract of the Registrant;
                          (19)
                (vii)     Conformed copy of Exhibit K to
                          the Distributor's Contract of
                          the Registrant; (23)
                (viii)    Conformed copy of Exhibit L to
                          the Distributor's Contract of
                          the Registrant; (23)
                (ix)      Conformed copy of Exhibit M to
                          the Distributor's Contract of
                          the Registrant; (23)
                (x)       Conformed copy of Amendment to
                          Distributor's Contract of the
                          Registrant; (19)

                (xi)      Conformed copy of Mutual Funds
                          Sales and Service Agreement
                          among Federated Securities
                          Corp., Federated Shareholder
                          Services and Regions Morgan
                          Keegan Select Funds; (23)
           (f)            Not applicable;
           (g)  (i)       Conformed copy of Custodian
                          Contract of the Registrant;
                          (4)
                (ii)      Conformed copy of Amendment to
                          the Custodian Contract of the
                          Registrant between Regions
                          Funds and Regions Bank; (18)
                (iii)     Conformed copy of Amendment to
                          the Custodian Contract of the
                          Registrant; (23)
           (h)  (i)       Conformed copy of Agreement
                          for Administrative Services
                          and Transfer Agency Services;
                          (19)
                (ii)      Copy of Amendment No. 1 to the
                          Agreement for Administrative
                          Services and Transfer Agency
                          Services; (20)
                (iii)     Copy of Amendment No. 2 to the
                          Agreement for Administrative
                          Services and Transfer Agency
                          Services; (23)
                (iv)      Conformed copy of Shareholder
                          Services Agreement; (13)
                (v)       Conformed copy of Amendment
                          No. 1 to Exhibit A to the
                          Shareholder Services
                          Agreement; (23)
                (vi)      Conformed Copy of Transfer
                          Agency and Service Agreement;
                          (22)
                (vii)     Conformed copy of
                          Sub-Administration Services
                          Agreement, dated December 1,
                          2001, between the Registrant and
                          Regions Bank; (23)
                (viii)    Conformed Copy of Financial
                          Administration and Accounting
                          Services Agreement dated
                          December 1, 2001, between the
                          Registrant and State Street Bank
                          and Trust Company; (23)
           (i)            Conformed copy of Opinion and
                          Consent of Counsel as to
                          legality of shares being
                          registered; (11)
           (j)            Conformed Copy of Independent
                          Auditors Consent; (22)
           (k)            Not applicable;
           (l)            Conformed copy of Initial
                          Capital Understanding; (5)
           (m)  (i)       Conformed copy of Distribution
                          Plan of the Registrant,
                          through and including
                          conformed copies of Exhibits A
                          and B; (7)
                (ii)      Conformed Copy of Exhibit C to the
                          Distribution Plan of the
                          Registrant; (11)
                (iii)     Conformed copy of Exhibit D to the
                          Distribution Plan of the
                          Registrant; (15)
                (iv)      Conformed copy of Exhibit E to the
                          Distribution Plan of the
                          Registrant; (19)
                (v)       Conformed copy of Exhibit F to the
                          Distribution Plan of the
                          Registrant; (23)
                (vi)      Conformed copy of Exhibit G to the
                          Distribution Plan of the
                          Registrant; (23)
           (n)            Conformed copy of Restated
                          Multiple Class Plan of the
                          Registrant; (23)
           (o)  (i)       Conformed copy of Power of
                          Attorney of the Registrant;
                          (17)
                (ii)      Conformed copies of Power of
                          Attorney of the Chairman,
                          President and Chief Executive
                          Officer, Treasurer and
                          Trustees of the Registrant;
                          (23)
           (p)            Copy of Code of Ethics; (23)


+     All exhibits are being filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form
      N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).
4. Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed
      January 24, 1994 (File Nos. 33-44737 and 811-6511).
5. Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed
      June 29, 1994 (File Nos. 33-44737 and 811-6511).
7. Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed
      October 7, 1994 (File Nos. 33-44737 and 811-6511).
11. Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed
      January 22, 1997 (File Nos. 33-44737 and 811-6511).
13. Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed
      September 18, 1998 (File Nos. 33-44737 and
      811-6511).
15. Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed
      January 29, 1999 (File Nos. 33-44737 and 811-6511).
16. Response is incorporated by reference to Post-Effective Amendment No. 18 on Form N-1A filed
      January 26, 2000 (File Nos. 33-44737 and 811-6511).
17. Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed
      January 30, 2001 (File Nos. 33-44737 and 811-6511).
18. Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed
      September 21, 2001 (File Nos. 33-44737 and
      811-6511).
19. Response is incorporated by reference to Post-Effective Amendment No. 28 on Form N-1A filed
      January 29, 2002 (File Nos. 33-44737 and 811-6511).
20. Response is incorporated by reference to Post-Effective Amendment No. 29 on form N-1A filed
      October 10, 2002 (File Nos. 33-44737 and 811-6511).
22. Response is incorporated by reference to Post-Effective Amendment No. 31 on form N-1A filed
      January 31, 2003 (File Nos. 33-44737 and 811-6511).
23. Response is incorporated by reference to Post-Effective Amendment No. 32 on form N-1A filed
      November 14, 2003 (File Nos. 33-44737 and 811-6511).

Item 24. Persons Controlled by or Under Common Control with Registrant:

           None

Item 25.   Indemnification: (1)

Item 26.   Business and Other Connections of Investment
           Adviser:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
           Thomas R. Donahue, (Chief Financial Officer,
           Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                            J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                              Keith M. Schappert

Executive Vice Presidents:                Stephen F. Auth
                                          William D. Dawson,
III

Senior Vice Presidents:                   Joseph M. Balestrino
                                          David A. Briggs
                                          Jonathan C. Conley
                                          Christopher F. Corapi
                                          Deborah A. Cunningham
                                          Linda A. Duessel
                                          Mark E. Durbiano
                                          James E. Grefenstette
                                          Robert M. Kowit
                                          Jeffrey A. Kozemchak
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Frank Semack
                                          Richard Tito
                                          Peter Vutz

Vice Presidents:                          Todd A. Abraham
                                          J. Scott Albrecht
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          David M. Bruns
                                          Regina Chi
                                          Ross M. Cohen
                                          David W. Cook
                                          Fred B. Crutchfield
                                          Lee R. Cunningham, II
                                          Alexandre de Bethmann
                                          B. Anthony Delserone, Jr.
                                          Donald T. Ellenberger
                                          Eamonn G. Folan
                                          John T. Gentry
                                          David P. Gilmore
                                          James P. Gordon, Jr.
                                          Curtis R. Gross
                                          Marc Halperin
                                          John W. Harris
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          Nikola A. Ivanov
                                          William R. Jamison
                                          Constantine J.
                                          Kartsonas
                                          Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Steven Lehman
                                          Marian R. Marinack
                                          Natalie F. Metz
                                          Thomas J. Mitchell
                                          Joseph M. Natoli
                                          John L. Nichol
                                          Mary Kay Pavuk
                                          Jeffrey A. Petro
                                          David R. Powers
                                          Ihab L. Salib
                                          Roberto Sanchez-Dahl, Sr.
                                          Aash M. Shah
                                          John Sidawi
                                          Michael W. Sirianni, Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
                                          Leonardo A. Vila
                                          Stephen J. Wagner
                                          Paige M. Wilhelm
                                          Richard M. Winkowski, Jr.
                                          Lori A. Wolff
                                          George B. Wright

Assistant Vice Presidents:                Lori Andrews
                                          Catherine A. Arendas
                                          Nicholas P. Besh
                                          Hanan Callas
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          David Dao
                                          Richard J. Gallo
                                          Kathyrn P. Glass
                                          Igor Golalic
                                          James Grant
                                          Anthony Han
                                          Carol B. Kayworth
                                          Angela A. Kohler
                                          Robert P. Kozlowski
                                          Ted T. Lietz, Sr.
                                          Monica Lugani
                                          Tracey L. Lusk
                                          Ann Manley
                                          Dana Meissner
                                          Theresa K. Miller
                                          Karl Mocharko
                                          Bob Nolte
                                          Daniel Peris
                                          Rae Ann Rice
                                          Jennifer G.
Setzenfand
                                          Kyle D. Stewart
                                          Mary Ellen Tesla
                                          Nichlas S. Tripodes
                                          Michael R. Tucker
                                          Mark Weiss

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretaries:                    Jay S. Neuman

Assistant Treasurer:                      Denis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.   Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                Cash Trust Series, Inc.; Cash Trust
                Series II; Edward Jones Money Market
                Fund; Federated American Leaders Fund,
                Inc.; Federated Adjustable Rate
                Securities Fund; Federated Core Trust;
                Federated Core Trust II, L.P.; Federated
                Equity Funds; Federated Equity Income
                Fund, Inc.; Federated Fixed Income
                Securities, Inc.; Federated GNMA Trust;
                Federated Government Income Securities,
                Inc.; Federated High Income Bond Fund,
                Inc.; Federated High Yield Trust;
                Federated Income Securities Trust;
                Federated Income Trust; Federated Index
                Trust; Federated Institutional Trust;
                Federated Insurance Series; Federated
                International Series, Inc.; Federated
                Investment Series Funds, Inc.; Federated
                Limited Duration Government Fund, Inc.;
                Federated Managed Allocation Portfolios;
                Federated Municipal Opportunities Fund,
                Inc.; Federated Municipal Securities
                Fund, Inc.; Federated Municipal
                Securities Income Trust; Federated
                Short-Term Municipal Trust; Federated
                Premier Intermediate Municipal Income
                Fund; Federated Premier Municipal Income
                Fund; Federated Stock and Bond Fund,
                Inc.; Federated Stock Trust; Federated
                Total Return Government Bond Fund;
                Federated Total Return Series, Inc.;
                Federated U.S. Government Bond Fund;
                Federated U.S. Government Securities
                Fund: 1-3 Years; Federated U.S.
                Government Securities Fund: 2-5 Years;
                Federated World Investment Series, Inc.;
                Intermediate Municipal Trust; Money
                Market Obligations Trust; MTB Group of
                Funds; Regions Morgan Keegan Select
                Funds and SouthTrust Funds.

        (b)

        (1)                    (2)                    (3)
Positions and Offices                          Positions and
Offices
  With Distributor             Name              With Registrant
_____________________     _________________
                          ______________________

Chairman:                 Richard B. Fisher

Director:                 Arthur L. Cherry

President-Institutional
Sales and Director:       John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:   Thomas R. Donahue

President-Broker/Dealer
And Director:             James F. Getz

Senior Vice Presidents:   Mark W. Bloss
                          Richard W. Boyd
                          Laura M. Deger
                          Peter W. Eisenbrandt
                          Theodore Fadool, Jr.
                          Christopher Fives
                          James S. Hamilton
                          James M. Heaton
                          H. Joseph Kennedy
                          Amy Michaliszyn
                          Keith Nixon
                          Solon A. Person, IV
                          Ronald M. Petnuch
                          Timothy C. Pillion
                          Thomas E. Territ
                          Robert F. Tousignant

Vice Presidents:          Irving Anderson
                          John B. Bohnet
                          Edward R. Bozek
                          Jane E. Broeren-Lambesis
                          Craig Burness
                          David J. Callahan
                          Mark Carroll
                          Dan Casey
                          Scott Charlton
                          Steven R. Cohen
                          Mary J. Combs
                          R. Edmond Connell, Jr.
                          Kevin J. Crenny
                          Daniel T. Culbertson
                          G. Michael Cullen
                          Marc C. Danile
                          Rick A. DiBernardo
                          Robert J. Deuberry
                          Ron Dorman
                          William C. Doyle
                          Donald C. Edwards
                          Lee England
                          Timothy Franklin
                          Peter J. Germain
                          Joseph D. Gibbons
                          G. Tad Gullickson
                          Scott Gundersen
                          Dayna C. Haferkamp
                          Raymond J. Hanley
                          Vincent L. Harper, Jr.
                          Bruce E. Hastings
                          Teresa M. Johnson
                          Christopher L. Johnston
                          Stephen Kittel
                          Michael W. Koenig
                          Ed Koontz
                          Christopher A. Layton
                          Michael H. Liss
                          Michael R. Manning
                          Martin J. McCaffrey
                          Mary A. McCaffrey
                          Mark J. Miehl
                          Richard C. Mihm
                          Vincent T. Morrow
                          Alec H. Neilly
                          Rebecca Nelson
                          James E. Ostrowski
                          Thomas A. Peter III
                          Raleigh Peters
                          Robert F. Phillips
                          Richard A. Recker
                          Christopher Renwick
                          Brian S. Ronayne
                          Thomas S. Schinabeck
                          Edward J. Segura
                          Peter Siconolfi
                          Edward L. Smith
                          David W. Spears
                          John A. Staley
                          Colin B. Starks
                          Jeffrey A. Stewart
                          Kevin Stutz
                          Timothy A. Rosewicz
                          Greg Spralding
                          William C. Tustin
                          Paul A. Uhlman
                          G. Walter Whalen
                          Stephen White
                          Patrick M. Wiethorn
                          Edward J. Wojnarowski
                          Michael P. Wolff

Assistant Vice Presidents:                     Lisa A. Toma
                          Robert W. Bauman
                          Charles L. Davis, Jr.
                          Beth C. Dell
                          Jennifer Fetteroff
                          John T. Glickson
                          William Rose
                          Lynn Sherwood-Long

Treasurer:                Denis McAuley, III

Secretary:                Stephen A. Keen

Assistant Secretaries:    Thomas R. Donahue
                          Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

        (c)    Not applicable

Item 28.   Location of Accounts and Records:

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                     Reed Smith LLP
                               Investment Management
                               Group (IMG)
                               Federated Investors Tower
                               12th Floor
                               1001 Liberty Avenue
                               Pittsburgh, PA 15222-3779
                               (Notices should be sent to
                               the Agent for Service at
                               above Address)

                               5800 Corporate Drive
                               Pittsburgh, PA  15237-7010

Morgan Keegan & Company        Morgan Keegan Tower
("Transfer Agent and           Fifty Front Street
Dividend Disbursing Agent")    Memphis, TN 38103

Federated Services Company     Federated Investors Tower
("Administrator")              1001 Liberty Avenue
                               Pittsburgh, PA  15222-3779

Regions Bank                   P.O. Box 10247
Morgan Asset Management        Birmingham, Alabama 35202
(Advisor and Custodian)


Item 29.   Management Services:     Not applicable.

Item 30.   Undertakings:

           Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940
           Act with respect to the removal of
           Trustees and the calling of special
           shareholder meetings by shareholders.



                          SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, REGIONS MORGAN KEEGAN SELECT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of December, 2003.

            REGIONS MORGAN KEEGAN SELECT FUNDS

                BY: /s/ Gail C. Jones
                Gail C. Jones, Assistant Secretary
                December 19, 2003

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

           NAME                TITLE                DATE

By: /s/Gail C. Jones         Attorney In Fact  December 19,
2003
    Gail C. Jones            For the Persons
    ASSISTANT SECRETARY      Listed Below


    NAME                       TITLE

Allen B. Morgan, Jr.*        Chairman and Trustee

Carter E. Anthony*           President and
                             Chief Executive Officer
                             (Principal Executive
Officer)

Charles D. Maxwell           Secretary and
                             Assistant Treasurer

Joseph C. Weller*            Treasurer
                             (Principal Financial
                             Officer)

Thomas R. Gamble             Vice President

J. Kenneth Alderman*         Trustee

James Stillman R. McFadden*  Trustee

W. Randall Pittman*          Trustee

Mary S. Stone*               Trustee

Archie W. Willis, III*       Trustee

James D. Witherington, Jr.*  Trustee


* By Power of Attorney